Victory Funds

Victory INCORE Investment Grade Convertible Fund

Supplement dated May 25, 2018

to the Summary Prospectus dated March 1, 2018 (“Prospectus”)

The reference to Amy E. Bush appearing on page 5 under the section “Portfolio Managers” is deleted.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.